Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Components of Income Tax Benefits/(Expenses)
Hong Kong profits tax has been provided at the rate of 16.5% (2018: 16.5%; 2017: 16.5%) on the estimated assessable profits arising in Hong Kong:

		Year ended December 31 ,
	Note	2017	2018	2019
		HK$	HK$	HK$
Hong Kong profits tax
Charge for the year		19,988,157	43,127,820	69,585,469
Overprovision in prior year		—	(2,359,495)	—
Deferred tax	21	112,969,008	33,148,500	79,556,400
The People’s Republic of China withholding tax charge for the year		2,256,460	9,922,772	9,207,649

		135,213,625	83,839,597	158,349,518

Reconciliation of income tax expenses and profit before tax at statutory tax rate
A reconciliation of tax expense and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Profit before tax	808,585,471	608,965,226	989,253,972

Tax at statutory tax rate of 16.5%	133,416,603	100,479,262	163,226,906
Tax effect of non-taxable income	(3,834,400)	(25,554,680)	(23,255,305)
Tax effect of non-deductible expenses	3,308,966	1,355,050	8,952,076
Tax effect of unrecognized temporary difference	13,522	16,553	223,434
Tax effect of tax loss not recognized	64,264	10,797	24,541
Overprovision in prior year	—	(2,359,495)	—
Utilization of tax losses previously not recognized	(11,790)	(30,662)	(29,783)
Withholding tax on the dividend income	2,256,460	9,922,772	9,207,649

Income tax expense	135,213,625	83,839,597	158,349,518